ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 34,234		$ 29,775		$ 35,540		$ 29,853
Other comprehensive income (loss)	(100)		694		(17)		940
Other items	(16)	[1]	6	[2],[3]	(2)	[4]	6	[5]
Ending balance	32,523		29,649		32,523		29,649
Limited Partners | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1,211		778
Other comprehensive income (loss)					68		145
Other items					(2)		(46)
Ending balance	1,277		877		1,277		877
Limited Partners | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1,395		1,167
Other comprehensive income (loss)					2		1
Other items					0		(41)
Ending balance	1,397		1,127		1,397		1,127
Limited Partners | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(1,400)		(1,934)
Other comprehensive income (loss)					(4)		515
Other items					(2)		6
Ending balance	(1,406)		(1,413)		(1,406)		(1,413)
Limited Partners | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					20		124
Other comprehensive income (loss)					(25)		(109)
Other items					0		(1)
Ending balance	(5)		14		(5)		14
Limited Partners | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					54		53
Other comprehensive income (loss)					12		(13)
Other items					0		0
Ending balance	66		40		66		40
Limited Partners | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					122		122
Other comprehensive income (loss)					0		0
Other items					0		0
Ending balance	122		122		122		122
Limited Partners | Unrealized actuarial gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					3		5
Other comprehensive income (loss)					(2)		0
Other items					0		0
Ending balance	1		5		1		5
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1,017		1,241
Other comprehensive income (loss)					85		(249)
Other items					0		(10)
Ending balance	1,102		982		1,102		982
General partner
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	24		26		25		27
Other items	2	[1]	(2)	[2],[3]	3	[4]	(2)	[5]
Ending balance	24		23		24		23
General partner | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					7		5
Other comprehensive income (loss)					0		0
Other items					1		(1)
Ending balance	8		4		8		4
General partner | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					8		6
Other comprehensive income (loss)					0		0
Other items							0
Ending balance	8		6		8		6
General partner | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(10)		(11)
Other comprehensive income (loss)					0		1
Other items					1		1
Ending balance	(9)		(9)		(9)		(9)
General partner | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					0		0
Other items							0
Ending balance	1		1		1		1
General partner | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Other items							0
Ending balance	0		0		0		0
General partner | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					0		0
Other items							0
Ending balance	1		1		1		1
General partner | Unrealized actuarial gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Other items							0
Ending balance	0		0		0		0
General partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					7		8
Other comprehensive income (loss)					0		(1)
Other items							(2)
Ending balance	7		5		7		5
Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,917		1,876		2,017		1,926
Other comprehensive income (loss)	(6)		35		27		59
Other items	23	[1]	8	[2],[3]	16	[4]	8	[5]
Ending balance	1,834		1,830		1,834		1,830
Redeemable Partnership Units held by Brookfield | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					500		319
Other comprehensive income (loss)					27		59
Other items					1		(18)
Ending balance	528		360		528		360
Redeemable Partnership Units held by Brookfield | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					579		481
Other comprehensive income (loss)					0		0
Other items					0		(17)
Ending balance	579		464		579		464
Redeemable Partnership Units held by Brookfield | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(580)		(797)
Other comprehensive income (loss)					(1)		210
Other items					1		3
Ending balance	(580)		(584)		(580)		(584)
Redeemable Partnership Units held by Brookfield | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					7		50
Other comprehensive income (loss)					(11)		(45)
Other items					0		1
Ending balance	(4)		6		(4)		6
Redeemable Partnership Units held by Brookfield | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					23		22
Other comprehensive income (loss)					6		(5)
Other items					0		0
Ending balance	29		17		29		17
Redeemable Partnership Units held by Brookfield | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					50		50
Other comprehensive income (loss)					0		0
Other items					0		0
Ending balance	50		50		50		50
Redeemable Partnership Units held by Brookfield | Unrealized actuarial gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					2		3
Other comprehensive income (loss)					(1)		0
Other items					0		(1)
Ending balance	1		2		1		2
Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					419		510
Other comprehensive income (loss)					34		(101)
Other items					0		(4)
Ending balance	453		405		453		405
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					347		223
Other comprehensive income (loss)					20		42
Other items					11		(13)
Ending balance	378		252		378		252
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					397		332
Other comprehensive income (loss)					0		0
Other items					0		(9)
Ending balance	397		323		397		323
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(390)		(544)
Other comprehensive income (loss)					(1)		148
Other items					11		(8)
Ending balance	(380)		(404)		(380)		(404)
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					4		36
Other comprehensive income (loss)					(7)		(32)
Other items					0		0
Ending balance	(3)		4		(3)		4
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					15		15
Other comprehensive income (loss)					4		(4)
Other items					0		0
Ending balance	19		11		19		11
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					35		35
Other comprehensive income (loss)					0		0
Other items					0		0
Ending balance	35		35		35		35
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Unrealized actuarial gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					(1)		0
Other items					0		1
Ending balance	0		2		0		2
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					285		348
Other comprehensive income (loss)					25		(70)
Other items					0		3
Ending balance	310		281		310		281
Non-controlling interest - exchange LP units, equity | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					18		10
Other comprehensive income (loss)					1		2
Other items					(3)		0
Ending balance	16		12		16		12
Non-controlling interest - exchange LP units, equity | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					18		15
Other comprehensive income (loss)					0		0
Other items					0		(1)
Ending balance	18		14		18		14
Non-controlling interest - exchange LP units, equity | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(13)		(22)
Other comprehensive income (loss)					0		5
Other items					(3)		1
Ending balance	(16)		(16)		(16)		(16)
Non-controlling interest - exchange LP units, equity | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		1
Other comprehensive income (loss)					0		(1)
Other items					0		0
Ending balance	0		0		0		0
Non-controlling interest - exchange LP units, equity | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Other items					0		1
Ending balance	0		1		0		1
Non-controlling interest - exchange LP units, equity | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					0		0
Other items					0		0
Ending balance	1		1		1		1
Non-controlling interest - exchange LP units, equity | Unrealized actuarial gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Other items					0		0
Ending balance	0		0		0		0
Non-controlling interest - exchange LP units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					12		15
Other comprehensive income (loss)					1		(2)
Other items					0		(1)
Ending balance	$ 13		$ 12		$ 13		$ 12

[1]	Refer to Note 16, Partnership Capital.
[2]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[3]	Refer to Note 16, Partnership Capital.
[4]	Refer to Note 16, Partnership Capital.
[5]	Refer to Note 16, Partnership Capital.